Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.83%
Aerospace & Defense–1.29%
Leonardo DRS, Inc.(b)	446,540	$12,601,359
Apparel Retail–1.02%
Shoe Carnival, Inc.	226,728	9,942,023
Apparel, Accessories & Luxury Goods–1.20%
Kontoor Brands, Inc.(c)	144,280	11,799,218
Application Software–2.65%
Descartes Systems Group, Inc. (The) (Canada)(b)	98,062	10,096,464
Q2 Holdings, Inc.(b)	199,365	15,903,346
		25,999,810
Asset Management & Custody Banks–1.17%
StepStone Group, Inc., Class A	201,343	11,442,323
Automotive Parts & Equipment–2.42%
Modine Manufacturing Co.(b)(c)	91,253	12,117,486
Patrick Industries, Inc.(c)	81,566	11,612,551
		23,730,037
Biotechnology–6.82%
ADMA Biologics, Inc.(b)	480,127	9,597,739
Ascendis Pharma A/S, ADR (Denmark)(b)	54,064	8,072,296
CareDx, Inc.(b)	527,196	16,461,695
Natera, Inc.(b)	101,584	12,896,089
Vaxcyte, Inc.(b)(c)	58,801	6,719,190
Vericel Corp.(b)	220,788	9,328,293
Xenon Pharmaceuticals, Inc. (Canada)(b)	95,113	3,744,599
		66,819,901
Broadline Retail–1.41%
Ollie’s Bargain Outlet Holdings, Inc.(b)	141,964	13,798,901
Building Products–1.79%
Griffon Corp.	159,741	11,181,870
Janus International Group, Inc.(b)(c)	629,412	6,363,355
		17,545,225
Cargo Ground Transportation–2.13%
Knight-Swift Transportation Holdings, Inc.	163,382	8,814,459
XPO, Inc.(b)	112,251	12,068,105
		20,882,564
Commercial & Residential Mortgage Finance–2.41%
Merchants Bancorp	210,797	9,477,433
Mr. Cooper Group, Inc.(b)	152,738	14,079,389
		23,556,822
Shares		Value
Communications Equipment–2.01%
Calix, Inc.(b)	242,984	$9,425,349
Lumentum Holdings, Inc.(b)	161,786	10,253,997
		19,679,346
Construction & Engineering–2.49%
Comfort Systems USA, Inc.	28,880	11,273,308
IES Holdings, Inc.(b)	65,882	13,151,365
		24,424,673
Construction Machinery & Heavy Transportation Equipment– 0.32%
REV Group, Inc.	110,592	3,103,212
Construction Materials–0.96%
Summit Materials, Inc., Class A(b)	241,237	9,415,480
Electrical Components & Equipment–1.36%
EnerSys	101,338	10,341,543
Powell Industries, Inc.(c)	13,329	2,958,905
		13,300,448
Electronic Components–1.21%
Coherent Corp.(b)	133,016	11,826,453
Electronic Manufacturing Services–1.97%
Flex Ltd.(b)	312,781	10,456,269
Sanmina Corp.(b)	128,590	8,801,985
		19,258,254
Environmental & Facilities Services–1.06%
Casella Waste Systems, Inc., Class A(b)	104,027	10,349,646
Financial Exchanges & Data–2.15%
Donnelley Financial Solutions, Inc.(b)	142,022	9,349,308
TMX Group Ltd. (Canada)	372,364	11,671,049
		21,020,357
Food Distributors–1.05%
Chefs’ Warehouse, Inc. (The)(b)(c)	245,133	10,298,037
Food Retail–2.12%
Sprouts Farmers Market, Inc.(b)	188,359	20,796,717
Health Care Facilities–2.60%
Encompass Health Corp.	139,070	13,439,725
Tenet Healthcare Corp.(b)	72,305	12,017,091
		25,456,816
Health Care Services–0.95%
BrightSpring Health Services, Inc.(b)(c)	634,500	9,314,460
Health Care Supplies–1.11%
Lantheus Holdings, Inc.(b)	98,739	10,836,605

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Health Care Technology–0.57%
Simulations Plus, Inc.	175,215	$5,610,384
Homebuilding–2.38%
Taylor Morrison Home Corp., Class A(b)	332,242	23,343,323
Homefurnishing Retail–0.75%
Arhaus, Inc.(c)	594,885	7,323,034
Hotels, Resorts & Cruise Lines–1.12%
Travel + Leisure Co.	237,174	10,928,978
Independent Power Producers & Energy Traders–1.43%
Talen Energy Corp.(b)	78,338	13,962,965
Industrial Machinery & Supplies & Components–4.36%
Gates Industrial Corp. PLC(b)	619,914	10,879,491
ITT, Inc.	117,652	17,590,150
SPX Technologies, Inc.(b)	31,745	5,062,058
Timken Co. (The)	108,988	9,186,598
		42,718,297
Industrial REITs–2.16%
EastGroup Properties, Inc.	60,476	11,298,126
STAG Industrial, Inc.	252,142	9,856,231
		21,154,357
Investment Banking & Brokerage–4.22%
BGC Group, Inc., Class A(c)	1,219,937	11,199,022
Jefferies Financial Group, Inc.	180,047	11,081,893
Piper Sandler Cos.	67,047	19,028,609
		41,309,524
Leisure Products–1.18%
Acushnet Holdings Corp.(c)	181,039	11,541,236
Life Sciences Tools & Services–1.06%
Repligen Corp.(b)	69,641	10,363,974
Oil & Gas Equipment & Services–2.13%
Cactus, Inc., Class A	193,744	11,560,704
Weatherford International PLC	109,854	9,328,802
		20,889,506
Oil & Gas Exploration & Production–2.48%
Antero Resources Corp.(b)	285,473	8,178,802
Matador Resources Co.	167,986	8,301,868
Permian Resources Corp.	575,200	7,828,472
		24,309,142
Other Specialized REITs–1.21%
Gaming and Leisure Properties, Inc.	230,690	11,869,001
Paper & Plastic Packaging Products & Materials–1.26%
Graphic Packaging Holding Co.	418,409	12,380,722
Pharmaceuticals–1.01%
Axsome Therapeutics, Inc.(b)(c)	57,259	5,145,866
Shares		Value
Pharmaceuticals–(continued)
Intra-Cellular Therapies, Inc.(b)	64,627	$4,728,758
		9,874,624
Property & Casualty Insurance–1.13%
Skyward Specialty Insurance Group, Inc.(b)	271,071	11,040,722
Real Estate Services–0.99%
Newmark Group, Inc., Class A	627,542	9,745,727
Regional Banks–10.69%
Banc of California, Inc.	797,877	11,752,728
Bancorp, Inc. (The)(b)	286,540	15,329,890
Cullen/Frost Bankers, Inc.(c)	110,288	12,336,816
First Financial Bankshares, Inc.(c)	372,337	13,780,192
Glacier Bancorp, Inc.	240,645	10,997,476
Pinnacle Financial Partners, Inc.	152,182	14,909,271
SouthState Corp.(c)	122,240	11,879,283
Western Alliance Bancorporation	157,900	13,656,771
		104,642,427
Research & Consulting Services–2.09%
Huron Consulting Group, Inc.(b)	90,139	9,798,109
ICF International, Inc.	63,896	10,657,214
		20,455,323
Semiconductor Materials & Equipment–1.10%
FormFactor, Inc.(b)	112,509	5,175,414
Ichor Holdings Ltd.(b)	175,311	5,576,643
		10,752,057
Semiconductors–1.09%
MACOM Technology Solutions Holdings, Inc.(b)	96,055	10,687,079
Specialized Consumer Services–1.00%
Frontdoor, Inc.(b)	204,120	9,795,719
Specialty Chemicals–1.78%
Ashland, Inc.	106,896	9,296,745
Innospec, Inc.	71,782	8,117,827
		17,414,572
Steel–1.17%
ATI, Inc.(b)	171,485	11,474,061
Systems Software–2.16%
Commvault Systems, Inc.(b)	85,242	13,114,482
SentinelOne, Inc., Class A(b)(c)	336,054	8,038,411
		21,152,893
Trading Companies & Distributors–2.64%
Applied Industrial Technologies, Inc.	77,120	17,207,786
Core & Main, Inc., Class A(b)	193,676	8,599,214
		25,807,000
Total Common Stocks & Other Equity Interests (Cost $684,737,904)		967,745,334
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Shares		Value
Money Market Funds–0.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	2,513,457	$2,513,457
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	4,668,354	4,668,354
Total Money Market Funds (Cost $7,181,811)		7,181,811
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.56% (Cost $691,919,715)		974,927,145
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.17%
Invesco Private Government Fund, 4.96%(d)(e)(f)	29,214,676	29,214,676
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.02%(d)(e)(f)	70,309,869	$70,337,993
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $99,555,472)		99,552,669
TOTAL INVESTMENTS IN SECURITIES–109.73% (Cost $791,475,187)		1,074,479,814
OTHER ASSETS LESS LIABILITIES—(9.73)%		(95,270,056)
NET ASSETS–100.00%		$979,209,758
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,842,581	$61,932,524	$(63,261,648)	$-	$-	$2,513,457	$223,774
Invesco Liquid Assets Portfolio, Institutional Class	2,746,481	34,478,391	(37,223,598)	(1,496)	222	-	113,464
Invesco Treasury Portfolio, Institutional Class	4,391,521	88,887,399	(88,610,566)	-	-	4,668,354	302,886
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,131,494	259,213,024	(276,129,842)	-	-	29,214,676	1,401,979*
Invesco Private Prime Fund	122,400,784	564,339,388	(616,383,103)	(33,633)	14,557	70,337,993	3,783,442*
Total	$179,512,861	$1,008,850,726	$(1,081,608,757)	$(35,129)	$14,779	$106,734,480	$5,825,545

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$967,745,334	$—	$—	$967,745,334
Money Market Funds	7,181,811	99,552,669	—	106,734,480
Total Investments	$974,927,145	$99,552,669	$—	$1,074,479,814
Invesco Small Cap Equity Fund